RECEIVABLES - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 11,535	$ 13,606
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	5,596	6,340
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 5,939	$ 7,266